Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average		Value of Initial Fixed $100
					Summary	Average	Investment Based on:
	Summary				Compensation	Compensation		Peer Group		Net
	Compensation	Compensation	Summary		Table Total for	Actually Paid	Total	Total	Net	Product
	Table Total	Actually Paid	Compensation	Compensation	Non-PEO	to Non-PEO	Shareholder	Shareholder	Income	Revenue
	for Dr. Dayno	to Dr. Dayno	Table Total for	Actually Paid	NEOs	NEOs	Return	Return	(in Thousands)	(in thousands)
Year	($)	($)(1)(2)	Mr. Jacobs	to Mr. Jacobs	($)	($)(1)(2)	($)	($)(3)	($)	(4)
2025	7,899,535	4,761,901	—	—	2,700,842	1,151,630	104	120	158,687	868,453
2024	7,145,170	7,678,134	—	—	3,340,360	3,986,190	93	103	145,493	714,734
2023	4,450,294	2,905,735	36,634	(5,020,055)	3,146,628	491,493	87	104	128,853	582,022
2022	—	—	514,752	2,943,454	748,069	3,061,521	149	100	181,468	437,855
2021	—	—	885,554	1,960,526	1,898,884	1,355,745	115	113	34,597	305,440
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Jeffrey M. Dayno, M.D.	Sandip Kapadia, Adam Zaeske, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2024	Jeffrey M. Dayno, M.D.	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2023	Jeffrey M. Dayno, M.D., John C. Jacobs	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2022	John C. Jacobs	Sandip Kapadia, Jeffrey M. Dayno, M.D., Jeffrey Dierks, and Andrew Serafin
2021	John C. Jacobs	Sandip Kapadia, Jeffrey M. Dayno, M.D., Jeffrey Dierks, Andrew Serafin and Susan Drexler

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the 2025 fiscal year, as adjusted as follows:

		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,575,521)	(1,906,907)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,347,555	1,466,164
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(659,274)	(47,891)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,250,394)	(558,642)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(501,936)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(3,137,634)	(1,549,212)

(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life equal to the lesser of the original expected life utilizing the simplified method or remaining life at each revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. We provide information regarding the assumptions used to calculate the valuation of the award in Note 15 to the consolidated financial statements included in the Annual Report on Form 10-K filed on February 24, 2026.
(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Biotechnology Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.
(4)	Net Product Revenue is a GAAP measure reported in the Company’s consolidated statements of operations and comprehensive income (loss).

Company Selected Measure Name	Net Product Revenue
Named Executive Officers, Footnote
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Jeffrey M. Dayno, M.D.	Sandip Kapadia, Adam Zaeske, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2024	Jeffrey M. Dayno, M.D.	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2023	Jeffrey M. Dayno, M.D., John C. Jacobs	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2022	John C. Jacobs	Sandip Kapadia, Jeffrey M. Dayno, M.D., Jeffrey Dierks, and Andrew Serafin
2021	John C. Jacobs	Sandip Kapadia, Jeffrey M. Dayno, M.D., Jeffrey Dierks, Andrew Serafin and Susan Drexler

Peer Group Issuers, Footnote
(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Biotechnology Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.

Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the 2025 fiscal year, as adjusted as follows:

		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,575,521)	(1,906,907)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,347,555	1,466,164
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(659,274)	(47,891)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,250,394)	(558,642)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(501,936)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(3,137,634)	(1,549,212)

Non-PEO NEO Average Total Compensation Amount	$ 2,700,842	$ 3,340,360	$ 3,146,628	$ 748,069	$ 1,898,884
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,151,630	3,986,190	491,493	3,061,521	1,355,745
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the 2025 fiscal year, as adjusted as follows:

		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,575,521)	(1,906,907)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,347,555	1,466,164
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(659,274)	(47,891)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,250,394)	(558,642)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(501,936)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(3,137,634)	(1,549,212)

Equity Valuation Assumption Difference, Footnote
(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life equal to the lesser of the original expected life utilizing the simplified method or remaining life at each revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. We provide information regarding the assumptions used to calculate the valuation of the award in Note 15 to the consolidated financial statements included in the Annual Report on Form 10-K filed on February 24, 2026.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

 Pay Versus Performance Tabular List

We believe the following performance measure represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

•	Net Product Revenue.

For additional details regarding our most important financial performance measures, please see the section entitled “Cash Incentive Compensation” in the CD&A above.

Total Shareholder Return Amount	$ 104	93	87	149	115
Peer Group Total Shareholder Return Amount	120	103	104	100	113
Net Income (Loss)	$ 158,687,000	$ 145,493,000	$ 128,853,000	$ 181,468,000	$ 34,597,000
Company Selected Measure Amount	868,453,000	714,734,000	582,022,000	437,855,000	305,440,000
PEO Name	Jeffrey M. Dayno
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenue
Jeffrey M. Dayno
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,899,535	$ 7,145,170	$ 4,450,294
PEO Actually Paid Compensation Amount	4,761,901	$ 7,678,134	2,905,735
John C. Jacobs
Pay vs Performance Disclosure
PEO Total Compensation Amount			36,634	$ 514,752	$ 885,554
PEO Actually Paid Compensation Amount			$ (5,020,055)	$ 2,943,454	$ 1,960,526
PEO | Jeffrey M. Dayno
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,137,634)
PEO | Jeffrey M. Dayno | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,575,521)
PEO | Jeffrey M. Dayno | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,347,555
PEO | Jeffrey M. Dayno | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(659,274)
PEO | Jeffrey M. Dayno | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,250,394)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,549,212)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,906,907)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,466,164
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,891)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(558,642)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (501,936)